Other Intangible Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Other Intangible Assets and Liabilities
Summary of identifiable intangible assets, including above/belowmarket lease intangibles

	December 31,
	2014*	2013*
Acquired in-place lease
Gross amount	$6,190,877	$5,550,920
Accumulated amortization	(1,180,347)	(545,226)
Net amount	$5,010,530	$5,005,694
Acquired above-market leases
Gross amount	$1,635,869	$893,053
Accumulated amortization	(545,351)	(287,642)
Net amount	$1,090,518	$605,411
Total Other Intangible Assets, net	$6,101,048	$5,611,105
Acquired below-market leases
Gross amount	$(10,738,683)	$(8,703,727)
Accumulated amortization	1,800,649	840,372
Total Other Intangible Liabilities, net	$(8,938,034)	$(7,863,355)

*Prior-period financial information has been retroactively adjusted for Acquisitions made under common control. See Notes 1 and  3 for additional information.

Future aggregate amortization of intangibles for each of the five succeeding fiscal years and thereafter

	Acquired	Acquired	Acquired
	in-place	above-market	below-market
	leases	leases	leases
2015	$644,469	$254,616	$(1,067,990)
2016	622,764	191,974	(1,050,477)
2017	599,840	125,529	(1,029,837)
2018	572,787	76,169	(1,023,885)
2019	557,927	65,006	(1,005,631)
Thereafter	2,012,743	377,224	(3,760,214)
Total	$5,010,530	$1,090,518	$(8,938,034)